Risk Management (Details) - Schedule of Breakdown by Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Up to 7 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 2,471,457	$ 2,298,917
Cash flow payable (liabilities) and expenses	2,127,447	1,840,243
Mismatch	344,010	458,674
Up to 15 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,642,561	1,113,501
Cash flow payable (liabilities) and expenses	2,481,618	835,978
Mismatch	(839,057)	277,523
Up to 30 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,834,873	1,112,052
Cash flow payable (liabilities) and expenses	2,058,265	1,250,098
Mismatch	(223,392)	(138,046)
Mismatch affected by limits	(718,439)	598,151
Limits:
1 time capital	4,292,440	4,367,159
Margin available	$ 3,574,001	$ 4,965,310
% used	17.00%	14.00%
Up to 7 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	$ 2,468,737	$ 2,296,445
Cash flow payable (liabilities) and expenses	2,111,033	1,818,643
Mismatch	357,704	477,802
Up to 15 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,642,561	1,113,501
Cash flow payable (liabilities) and expenses	2,481,618	835,978
Mismatch	(839,057)	277,523
Up to 30 days
Schedule of Breakdown by Maturity [Line Items]
Cash flow receivable (assets) and income	1,834,873	1,112,052
Cash flow payable (liabilities) and expenses	2,058,265	1,250,098
Mismatch	(223,392)	(138,046)
Mismatch affected by limits	(704,745)	617,279
Limits:
1 time capital	4,396,833	4,491,893
Margin available	$ 3,692,088	$ 5,109,172
% used	16.00%	14.00%